Taxation - Differences from theoretical amount that would arise from using the weighted average tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Tax calculated at the tax rates applicable to profits in the respective countries	$ (1,937)	$ (3,644)	$ 3,842
Non-deductible items	(1,406)	(3,304)	(133)
Non-deductible items – changes in estimates on previous year	0	(1,182)	0
Effect of the changes in the statutory income tax rate in Argentina	1,781	0	0
Unused tax losses	(2,265)	0	0
Tax losses where no deferred tax asset was recognized	(29)	(569)	(317)
Non-taxable income	2,437	0	4,625
Previously unrecognised tax losses now recouped to reduce tax expenses	7,595	0	0
Others	(108)	(688)	(63)
Income tax benefit / (expense)	$ 6,068	$ (9,387)	$ 7,954